Deferred income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred tax liabilities
Translation differences and inflation adjustment	$ 2,563	$ (4,423)
Property, plant and equipment and Intangibles Assets
Deferred tax liabilities
Balances at January 1	222,724	278,047
Increase/(Decrease) of deferred tax liabilities for the year	(5,207)	(48,671)
Translation differences and inflation adjustment	(2,186)	(6,652)
Balances at December 31	215,331	222,724
Tax inflation adjustment
Deferred tax liabilities
Balances at January 1	25,626	0
Increase/(Decrease) of deferred tax liabilities for the year	18,022	25,626
Translation differences and inflation adjustment	(7,467)	0
Balances at December 31	36,181	25,626
Other liabilities
Deferred tax liabilities
Balances at January 1	28,126	29,627
Increase/(Decrease) of deferred tax liabilities for the year	(16,800)	(224)
Translation differences and inflation adjustment	(8,081)	(1,277)
Balances at December 31	3,245	28,126
Deferred tax liabilities
Deferred tax liabilities
Balances at January 1	276,476	307,674
Increase/(Decrease) of deferred tax liabilities for the year	(3,985)	(23,269)
Translation differences and inflation adjustment	(17,734)	(7,929)
Balances at December 31	$ 254,757	$ 276,476